As filed with the Securities and Exchange Commission on March 27, 2018

File Nos. 033-9981 and 811-04892

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[X]

Post-Effective Amendment No.	51 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	53 [X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of March, 2018.

Templeton Growth Fund, Inc.

(Registrant)

By: /s/LORI A. WEBER______

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J.BOERSMA*
Norman J.Boersma	President and Chief Executive Officer – Investment Management
Dated: March 26, 2018

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: March 26, 2018

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer
Dated: March 26, 2018

HARRIS J. ASHTON*	Director
Harris J. Ashton	Dated: March 26, 2018

ANN TORRE BATES*	Director
Ann Torre Bates	Dated: March 26, 2018

MARY C. CHOKSI*	Director
Mary C. Choksi	Dated: March 26, 2018

EDITH E. HOLIDAY*	Director
Edith E. Holiday	Dated: March 26, 2018

GREGORY E. JOHNSON*	Director
Gregory E. Johnson	Dated: March 26, 2018

RUPERT H. JOHNSON, JR.*	Director
Rupert H. Johnson Jr.	Dated: March 26, 2018

J. MICHAEL LUTTIG*	Director
J. Michael Luttig	Dated: March 26, 2018

DAVID W. NIEMIEC*	Director
David W. Niemiec	Dated: March 26, 2018

LARRY D. THOMPSON*	Director
Larry D. Thompson	Dated: March 26, 2018

CONSTANTINE D. TSERETOPOULOS*	Director
Constantine D. Tseretopoulos	Dated: March 26, 2018

ROBERT E. WADE*	Director
Robert E. Wade	Dated: March 26, 2018

*By: /s/LORI A. WEBER

 Lori A. Weber

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase